Consolidated Statement of Changes in Equity (Parenthetical)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2024
Bottom of range [member]
Proportion of ownership interest in subsidiary	37.34%	1.41%
Top of range [member]
Proportion of ownership interest in subsidiary	35.54%	35.54%